Other Expense, Net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Jun. 30, 2024	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023	Sep. 30, 2024
Other Expense, Net [Line Items]
Other expense	$ 1.1						$ 30.7
Other income			$ 2.9
Issuance of a derivative liability								$ 91.5
Forward Purchase Agreements [Member]
Other Expense, Net [Line Items]
Other income							0.4
Related Party [Member]
Other Expense, Net [Line Items]
Other expense		$ 3.0			$ 3.0
Other income	0.0	2.8		$ 0.1	1.8
Issuance of a derivative liability						$ 3.0
Fair value of derivative liabilities						0.3
Related Party [Member] | Forward Purchase Agreements [Member]
Other Expense, Net [Line Items]
Other expense							30.7
Borrowings and Derivative Liabilities [Member]
Other Expense, Net [Line Items]
Other income		$ 22.8		$ 1.8	$ 22.8
Mergers [Member]
Other Expense, Net [Line Items]
Other expense							0.7
Related party convertible notes and SAFEs [Member]
Other Expense, Net [Line Items]
Other income						$ 0.1	$ 9.1